Other, net (Tables)	12 Months Ended
Dec. 31, 2021
Other, net
Schedule of details about components of other income expense
(a)	This caption is made up as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Other income
Sale of supplies and merchandise to third parties	33,014	19,581	32,228
Reversal for impairment of spare parts and supplies, note 8(c)	17,266	15,762	11,641
Sale of services to third parties	10,473	5,626	6,415
Income from dividends in other investments	3,350	—	3,625
Insurance claim recovery (b)	2,358	4,381	—
Sale of assets to third parties	685	1,356	19,405
Sale of supplies to related parties, note 32(a)	169	890	1,259
Revenue from commercial claims	—	3,800	2,098
Sale of investment in subsidiary	—	250	—
Sale of assets to related parties, note 32(a)	—	—	11
Other	3,369	2,490	3,944
	70,684	54,136	80,626
Other expenses
Cost of sale of supplies and merchandise to third parties	(35,831)	(26,463)	(33,664)
Provision for impairment of spare parts and supplies, note 8(c)	(22,394)	(17,266)	(15,703)
Changes in environmental liabilities provision (c)	(15,533)	(124)	(3,618)
Cost of sale of services to third parties	(10,440)	(3,311)	(9,769)
Personnel expenses	(5,645)	—	(6,223)
Changes in provisions for exploration projects, note 15(b)	(2,030)	(642)	(4,020)
Withdrawals and disposals of property, machinery and equipment, note 11(a)	(1,909)	(586)	(2,926)
Administrative expenses	(977)	(245)	(965)
Allowance for expected credit losses, note 7(i)	(409)	(4)	(25)
Net cost of property, machinery and equipment to third parties, note 11(a)	(119)	(192)	(4,965)
Disposal cost of sale of supplies and merchandise to related parties	(72)	(1,211)	(2,944)
Other	(4,585)	(1,402)	(6,894)
	(99,944)	(51,446)	(91,716)

	(29,260)	2,690	(11,090)

(b)

For the year 2021, it corresponds to the income of the subsidiary El Brocal related to the indemnity for the insurance claim of US$2,358,000 as a result of the insurance compensation for the damage suffered by the act of vandalism, which occurred in December 2020. On September 3, 2021, the amount was fully collected.

For the year 2020, corresponds to the indemnity for the insurance claim of US$4,381,000 as a result of the insurance compensation for the damage suffered by the fire in the electric motor of the 16x22 Dominium Mill located on the first plant that occurred in August 2019, which were collected as of December 31, 2020.

(c)

As of December 31, 2021, the subsidiary El Brocal updated its closure plan for environmental liabilities of Santa Bárbara and Delta Ulpamayo. For the preparation of the Santa Bárbara closure plan, the collaboration of a specialized external company was assigned. The total budget of both environmental liabilities is US$13,095,000, which has been discounted using a rate in a range of 0.29 to 2.73% over a period of 9 years, resulting in an updated liability amounting to US$12,658,000 (US$483,000 as of December 31, 2020).